Statement Of Financial Highlights - $ / item		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series A [Member]
NET ASSET VALUE PER UNIT - Beginning of period		1,018.85	975.44
GAIN (LOSS) ALLOCATED FROM MASTER FUND:
Net investment loss	[1]	(49.20)	(45.32)
Total trading and investing gains (losses)	[1]	179.84	88.73
Net income before profit share allocation from the Master Fund		130.64	43.41
Less: profit share allocation from Master Fund	[1],[2]	20.09
Net income after profit share allocation from the Master Fund		110.55	43.41
NET ASSET VALUE PER UNIT - End of period		1,129.40	1,018.85
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		12.64%	4.45%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	[2]	1.79%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		10.85%	4.45%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[3]	4.79%	4.77%
Profit share allocation from the Master Fund	[2]	1.79%
Total expenses		6.58%	4.77%
Net investment loss	[3],[4]	(4.39%)	(4.56%)
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series B [Member]
NET ASSET VALUE PER UNIT - Beginning of period		1,125.05	1,065.18
GAIN (LOSS) ALLOCATED FROM MASTER FUND:
Net investment loss	[1]	(33.08)	(30.70)
Total trading and investing gains (losses)	[1]	203.50	97.67
Net income before profit share allocation from the Master Fund		170.42	66.97
Less: profit share allocation from Master Fund	[1],[2]	34.97	7.10
Net income after profit share allocation from the Master Fund		135.45	59.87
NET ASSET VALUE PER UNIT - End of period		1,260.50	1,125.05
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		14.86%	6.27%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	[2]	2.82%	0.65%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		12.04%	5.62%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[3]	3.06%	3.02%
Profit share allocation from the Master Fund	[2]	2.82%	0.65%
Total expenses		5.88%	3.67%
Net investment loss	[3],[4]	(2.67%)	(2.81%)
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series C [Member]
NET ASSET VALUE PER UNIT - Beginning of period		1,143.22	1,079.79
GAIN (LOSS) ALLOCATED FROM MASTER FUND:
Net investment loss	[1]	(30.49)	(28.41)
Total trading and investing gains (losses)	[1]	206.92	98.94
Net income before profit share allocation from the Master Fund		176.43	70.53
Less: profit share allocation from Master Fund	[1],[2]	35.69	7.10
Net income after profit share allocation from the Master Fund		140.74	63.43
NET ASSET VALUE PER UNIT - End of period		1,283.96	1,143.22
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		15.13%	6.52%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	[2]	2.82%	0.65%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		12.31%	5.87%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[3]	2.81%	2.77%
Profit share allocation from the Master Fund	[2]	2.82%	0.65%
Total expenses		5.63%	3.42%
Net investment loss	[3],[4]	(2.42%)	(2.56%)
Millburn Multi-Markets Trading L.P. [Member]
Total return before General Partner profit share allocation		15.35%	6.82%
Less: General Partner profit share allocation		2.83%	0.56%
Total return after General Partner profit share allocation		12.52%	6.26%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[5],[6]	2.55%	2.52%
General Partner profit share allocation		2.83%	0.56%
Total expenses	[5],[6]	5.38%	3.08%
Net investment loss	[5],[6],[7]	(2.15%)	(2.31%)
Millburn Multi-Markets Trading L.P. [Member] | Limited Partners [Member]
Total return before General Partner profit share allocation		14.03%	5.67%
Less: General Partner profit share allocation		1.49%	0.09%
Total return after General Partner profit share allocation		12.54%	5.58%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[5],[6]	3.65%	3.59%
General Partner profit share allocation		1.49%	0.09%
Total expenses	[5],[6]	5.14%	3.68%
Net investment loss	[5],[6],[7]	(3.25%)	(3.38%)

[1]	The net investment loss per unit and profit share allocation from the Master Fund per unit is calculated by dividing the net investment loss and profit share allocation from the Master Fund by the average number of units outstanding during the year. Total trading and investing losses is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
[2]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by rebalancing due to monthly capital activity.
[3]	Includes the Partnership's proportionate share of income and expense allocated from the Master Fund.
[4]	Excludes profit share allocation from the Master Fund.
[5]	Includes the proportionate share of expenses of the U.S. Feeder and Cayman Feeder (as defined in Footnote 1).
[6]	Ratios are computed net of involuntary waivers of operating expenses borne by the General Partner of the Partnership. For each of the years ended December 31, 2016 and 2015, the ratios are net of the 0.05% and 0.10% effect of the involuntary waivers of operating expenses, respectively.
[7]	Excludes General Partner profit share allocation.